Fair Value of Assets and Liabilities (Balances of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	$ 21,474,136	$ 22,291,614
Fair Value Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives	(176,270)	(243,177)
Cash and Cash Equivalents, Fair Value Disclosure	371,345	575,864
Fair Value Measured On Recurring Basis Short Term Investments	111,572	239,131
Other Assets, Fair Value Disclosure	628,992	419,861
Total	22,409,775	23,283,293
Liabilities, Fair Value Disclosure [Abstract]
Fair Value Measured On Recurring Basis Guaranteed Interest Contracts Embedded Derivatives	868,725	912,361
Total	884,936	944,013
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	769,513	533,349
Fair Value Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives	0	0
Cash and Cash Equivalents, Fair Value Disclosure	371,345	575,864
Fair Value Measured On Recurring Basis Short Term Investments	105,649	178,923
Other Assets, Fair Value Disclosure	539,882	225,401
Total	1,786,389	1,513,537
Liabilities, Fair Value Disclosure [Abstract]
Fair Value Measured On Recurring Basis Guaranteed Interest Contracts Embedded Derivatives	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	18,509,504	19,520,344
Fair Value Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives	0	0
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Fair Value Measured On Recurring Basis Short Term Investments	5,923	38,177
Other Assets, Fair Value Disclosure	84,148	194,460
Total	18,599,575	19,752,981
Liabilities, Fair Value Disclosure [Abstract]
Fair Value Measured On Recurring Basis Guaranteed Interest Contracts Embedded Derivatives	0	0
Total	16,211	31,652
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	2,195,119	2,237,921
Fair Value Measured On Recurring Basis Funds Held Under Reinsurance Agreements Asset Embedded Derivatives	(176,270)	(243,177)
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Fair Value Measured On Recurring Basis Short Term Investments	0	22,031
Other Assets, Fair Value Disclosure	4,962	0
Total	2,023,811	2,016,775
Liabilities, Fair Value Disclosure [Abstract]
Fair Value Measured On Recurring Basis Guaranteed Interest Contracts Embedded Derivatives	868,725	912,361
Total	868,725	912,361
Nonredeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	81,854	74,841
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	74,220	64,268
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	2,672	10,573
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	4,962	0
Equity Securities Other Than Non-redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	323,877	147,859
Equity Securities Other Than Non-redeemable Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	323,877	147,859
Equity Securities Other Than Non-redeemable Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Equity Securities Other Than Non-redeemable Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Securities Pledged as Collateral [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure		17,002
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure		1,323
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure		15,679
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure		0
Other [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	9,142	11,951
Other [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	9,142	11,951
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	9,904	104,972
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	3,828	196
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	9,904	104,972
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	3,828	196
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	2,554	1,017
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	12,772	2,105
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	2,554	1,017
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	12,772	2,105
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Consumer Price Index Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	(309)	1,446
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	(309)	1,446
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Credit Default Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	7,926	(1,741)
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	(356)	1,953
Credit Default Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Credit Default Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	7,926	(1,741)
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	(356)	1,953
Credit Default Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Equity Option [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	33,869	62,514
Equity Option [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Equity Option [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	33,869	62,514
Equity Option [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0	0
Currency Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	21,283
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	(33)	27,398
Currency Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	21,283
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	(33)	27,398
Currency Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities, Fair Value Disclosure	0	0
Fair Value Option Contractholder Directed Unit Linked Investments [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	138,892
Fair Value Option Contractholder Directed Unit Linked Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	132,643
Fair Value Option Contractholder Directed Unit Linked Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	6,249
Fair Value Option Contractholder Directed Unit Linked Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Other Assets, Fair Value Disclosure	0
Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	12,110,755	12,380,071
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	68,934	43,544
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	10,696,532	10,667,964
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,345,289	1,668,563
Canadian Provincial Governments [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	3,381,025	4,049,334
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	3,381,025	4,049,334
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	989,643	1,042,064
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	836,138	948,133
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	153,505	93,931
Asset-backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	894,832	691,555
Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	422,984	459,164
Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	471,848	232,391
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,388,946	1,698,903
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,287,161	1,531,897
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	101,785	167,006
US Treasury and Government [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	501,351	265,190
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	396,092	192,780
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	64,340	67,872
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	40,919	4,538
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	320,820	302,498
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	277,044	259,286
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	43,776	43,212
Foreign Government Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,886,764	1,861,999
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	304,487	297,025
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,544,280	1,536,694
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	$ 37,997	$ 28,280